Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash	$ 6,223,083	$ 1,702,279
Accounts receivable, net	339,465	518,191
Contract receivable, net	2,726,953	1,639,213
Advance to suppliers	256,037	836,766
Deferred initial public offering costs	0	649,451
Prepaid expenses and other current assets	213,143	339,260
Total current assets	9,758,681	5,685,160
Property and equipment, net	50,017	77,782
Operating lease right-of-use assets, net	0	18,372
Contract receivable, net- non-current	1,764,806	1,071,826
Total non-current assets	1,814,823	1,167,980
Total Assets	11,573,504	6,853,140
CURRENT LIABILITIES
Account payable	382,234	51,071
Deferred revenue	165,299	562,056
Taxes payable	476,033	404,453
Due to a related party	556,311	461,633
Operating lease liabilities - current	0	10,326
Accrued expenses and other current liabilities	226,438	178,276
TOTAL CURRENT LIABILITIES	1,806,315	1,667,815
Operating lease liabilities - non-current	0	5,350
TOTAL LIABILITIES	1,806,315	1,673,165
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 6,333,333 and 5,000,000 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	6,333	5,000
Additional paid-in capital	9,358,487	4,579,116
Statutory reserve	407,534	379,952
Retained earnings	421,111	528,315
Accumulated other comprehensive loss	(426,276)	(312,408)
Total Equity	9,767,189	5,179,975
Total Liabilities and STOCKHOLDERS' Equity	$ 11,573,504	$ 6,853,140